UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04084

Hawaiian Tax-Free Trust

(Exact Name of Registrant as Specified in Charter)

120 West 45th Street, Suite 3600

New York, New York 10036

(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer

120 West 45th Street, Suite 3600

New York, New York 10036

(Name and address of Agent for Service)

Date of fiscal year end: March 31, 2019

Date of reporting period: December 31, 2018

Item 1. Schedule of Investments.

Hawaiian Tax-Free Trust
Schedule of Investments
December 31, 2018
(unaudited)

Principal Amount	General Obligation Bonds (33.0%):	Ratings Moody's, S&P and Fitch	Value	(a)

	City & County (17.2%):

	City and County of Honolulu, Hawaii, Series A
$1,000,000	5.000%, 10/01/23	Aa1/NR/AA+	$1,136,090
3,000,000	5.000%, 10/01/25	Aa1/NR/AA+	3,540,210
5,000,000	5.000%, 10/01/26	Aa1/NR/AA+	5,862,650

	City and County of Honolulu, Hawaii, Series B
1,000,000	5.000%, 09/01/21	Aa1/NR/AA+	1,082,490
1,525,000	5.000%, 10/01/26	Aa1/NR/AA+	1,788,108
5,000,000	4.000%, 11/01/27	Aa1/NR/AA+	5,273,900
5,000,000	4.500%, 11/01/28	Aa1/NR/AA+	5,400,700
4,000,000	4.500%, 11/01/29	Aa1/NR/AA+	4,319,040

	City and County of Honolulu, Hawaii, Series 2018B
5,000,000	5.000%, 09/01/24	Aa1/NR/AA+	5,790,250

	City and County of Honolulu, Hawaii, Series C
2,860,000	5.000%, 10/01/23	Aa1/NR/AA+	3,249,217
2,650,000	5.000%, 10/01/26	Aa1/NR/AA+	3,107,205
2,060,000	5.000%, 10/01/27	Aa1/NR/AA+	2,409,788

	City and County of Honolulu, Hawaii, Series C
3,000,000	5.000%, 10/01/28	Aa1/NR/AA+	3,491,040

	City and County of Honolulu, Hawaii, Series E, Crossover Refunding
1,820,000	5.000%, 09/01/29	Aa1/NR/AA+	2,178,576

	City and County of Honolulu, Hawaii, Series 2017H, FRN (SIFMA plus 0.30%)
5,000,000	2.010%, 09/01/22	Aa1/NR/AA+	4,998,850

	County of Hawaii, Series A
1,500,000	5.000%, 09/01/25	Aa2/AA-/NR	1,763,955

	County of Hawaii, 2016-Series A
1,000,000	4.000%, 09/01/35	Aa2/AA-/NR	1,055,390

	County of Hawaii, 2017-Series A
1,610,000	5.000%, 09/01/27	Aa2/NR/AA+	1,922,469
1,930,000	5.000%, 09/01/28	Aa2/NR/AA+	2,296,700
4,150,000	5.000%, 09/01/29	Aa2/NR/AA+	4,911,484

	County of Hawaii, 2016-Series C
300,000	5.000%, 09/01/27	Aa2/AA-/NR	352,758

	County of Hawaii, 2017-Series D
2,430,000	4.000%, 09/01/28	Aa2/NR/AA+	2,688,066

	County of Kauai, Hawaii, 2011-Series A
205,000	5.000%, 08/01/19	Aa2/AA/AA	208,786

	County of Kauai, Hawaii, 2012-Series A
515,000	5.000%, 08/01/21	Aa2/AA/AA	555,644

	County of Kauai, Hawaii, 2005-Series A, Unrefunded
510,000	5.000%, 08/01/19 NPFG/ FGIC Insured	Aa2/AA/NR	511,479

	County of Kauai, Hawaii, 2017 Series
280,000	5.000%, 08/01/21	Aa2/NR/AA	302,098
250,000	4.000%, 08/01/22	Aa2/NR/AA	267,805
300,000	3.000%, 08/01/24	Aa2/NR/AA	314,460
220,000	5.000%, 08/01/25	Aa2/NR/AA	258,265
185,000	5.000%, 08/01/26	Aa2/NR/AA	220,544
235,000	5.000%, 08/01/28	Aa2/NR/AA	281,504
825,000	2.500%, 08/01/29	Aa2/NR/AA	798,782
385,000	5.000%, 08/01/30	Aa2/NR/AA	456,602
200,000	4.000%, 08/01/32	Aa2/NR/AA	215,338
200,000	5.000%, 08/01/37	Aa2/NR/AA	231,032

	County of Kauai, Hawaii, Refunding, Series A
1,125,000	3.250%, 08/01/21	Aa2/AA/AA	1,163,880
1,445,000	4.000%, 08/01/22	Aa2/AA/AA	1,520,588
1,290,000	4.000%, 08/01/24	Aa2/AA/AA	1,376,340
1,000,000	3.625%, 08/01/25	Aa2/AA/AA	1,037,040
970,000	3.000%, 08/01/25	Aa2/AA/AA	996,888
600,000	3.000%, 08/01/26	Aa2/AA/AA	612,678
2,280,000	4.500%, 08/01/28	Aa2/AA/AA	2,448,857
345,000	5.000%, 08/01/29	Aa2/AA/AA	380,183

	County of Maui, Hawaii
1,035,000	3.000%, 06/01/27	Aa1/AA+/AA+	1,058,650
2,000,000	3.000%, 06/01/28	Aa1/AA+/AA+	2,029,760

	County of Maui, Hawaii, Refunding, Series B
4,620,000	4.000%, 06/01/20	Aa1/AA+/AA+	4,760,956
2,395,000	4.000%, 06/01/21	Aa1/AA+/AA+	2,467,712

	County of Maui, Hawaii, Series 2012
320,000	5.000%, 06/01/21	Aa1/AA+/AA+	344,128

	County of Maui, Hawaii, Series 2014 Refunding
1,900,000	5.000%, 06/01/22	Aa1/AA+/AA+	2,097,600
1,015,000	5.000%, 06/01/23	Aa1/AA+/AA+	1,147,518
4,015,000	5.000%, 06/01/24	Aa1/AA+/AA+	4,629,777

	County of Maui, Hawaii, Series 2018
4,160,000	5.000%, 09/01/26	Aa1/AA+/AA+	4,983,472
5,060,000	5.000%, 09/01/30	Aa1/AA+/AA+	6,101,044

	Total City & County		112,398,346

	State (15.8%):

	State of Hawaii, Series DK, Unrefunded balance
140,000	5.000%, 05/01/19	Aa1/AA+/NR	140,357

	State of Hawaii, Series EE
1,195,000	5.000%, 11/01/21	Aa1/AA+/AA	1,299,598
385,000	5.000%, 11/01/22	Aa1/AA+/AA	429,002
2,915,000	5.000%, 11/01/25	Aa1/AA+/NR	3,231,073

	State of Hawaii, Series EF
1,235,000	5.000%, 11/01/23	Aa1/AA+/AA	1,373,740
5,000,000	5.000%, 11/01/24	Aa1/AA+/AA	5,551,900

	State of Hawaii, Series EH
3,380,000	5.000%, 08/01/25	Aa1/AA+/AA	3,808,787

	State of Hawaii, Series EH, Unrefunded balance
315,000	5.000%, 08/01/21	Aa1/AA+/NR	340,276

	State of Hawaii, Series EL, Refunding
2,045,000	5.000%, 08/01/23	Aa1/AA+/AA	2,317,823

	State of Hawaii, Series EO, Refunding
4,000,000	5.000%, 08/01/27	Aa1/AA+/AA	4,578,040
2,000,000	5.000%, 08/01/28	Aa1/AA+/AA	2,280,000
1,000,000	5.000%, 08/01/29	Aa1/AA+/AA	1,136,640
2,220,000	5.000%, 08/01/30	Aa1/AA+/AA	2,515,882

	State of Hawaii, Series EP, Refunding
2,000,000	5.000%, 08/01/22	Aa1/AA+/AA	2,215,640
5,075,000	5.000%, 08/01/23	Aa1/AA+/AA	5,752,056
5,000,000	5.000%, 08/01/24	Aa1/AA+/AA	5,782,150
5,000,000	5.000%, 08/01/25	Aa1/AA+/AA	5,759,350
5,250,000	5.000%, 08/01/26	Aa1/AA+/AA	6,038,393

	State of Hawaii, Series ET
200,000	5.000%, 10/01/24	Aa1/AA+/AA	232,166
1,230,000	5.000%, 10/01/30	Aa1/AA+/AA	1,421,363

	State of Hawaii, Series EZ Refunding
2,000,000	5.000%, 10/01/26	Aa1/AA+/AA	2,351,900

	State of Hawaii, Series FB
6,125,000	5.000%, 04/01/27	Aa1/AA+/AA	7,249,489
2,255,000	4.000%, 04/01/29	Aa1/AA+/AA	2,457,499

	State of Hawaii, Series FG
470,000	5.000%, 10/01/28	Aa1/AA+/AA	555,512

	State of Hawaii, Series FH
3,615,000	5.000%, 10/01/28	Aa1/AA+/AA	4,272,713

	State of Hawaii, Series FK
4,000,000	4.000%, 05/01/21	Aa1/AA+/AA	4,200,600
4,000,000	4.000%, 05/01/22	Aa1/AA+/AA	4,274,920

	State of Hawaii, Series FN
2,500,000	5.000%, 10/01/29	Aa1/AA+/AA	2,985,925

	State of Hawaii, Series FT
10,000,000	5.000%, 01/01/29	Aa1/AA+/AA	12,038,300
1,680,000	5.000%, 01/01/30	Aa1/AA+/AA	2,010,456
4,000,000	5.000%, 01/01/33	Aa1/AA+/AA	4,716,320

	Total State		103,317,870

	Total General Obligation Bonds		215,716,216

	Revenue Bonds (43.6%):

	Airport (7.0%):

	State of Hawaii Airport System Revenue Refunding, AMT
13,000,000	5.000%, 07/01/21	A1/AA-/A+	13,875,550
5,000,000	5.000%, 07/01/22	A1/AA-/A+	5,334,250
1,500,000	5.000%, 07/01/23	A1/AA-/A+	1,597,260
2,000,000	5.000%, 07/01/24	A1/AA-/A+	2,126,180
1,000,000	5.000%, 07/01/45	A1/AA-/A+	1,095,590

	State of Hawaii Airport System Revenue Refunding, Series B, AMT
1,150,000	5.000%, 07/01/19	A1/AA-/A+	1,166,836
1,000,000	5.000%, 07/01/20	A1/AA-/A+	1,041,990

	State of Hawaii Airport System Revenue Refunding, Series A
1,150,000	5.250%, 07/01/21	A1/AA-/A+	1,207,546
1,000,000	5.250%, 07/01/23	A1/AA-/A+	1,047,920

	State of Hawaii Airport System Revenue, Series A
2,000,000	4.000%, 07/01/20	A1/AA-/A+	2,060,100
3,020,000	5.000%, 07/01/22	A1/AA-/A+	3,158,678
180,000	5.000%, 07/01/34	A1/AA-/A+	186,748

	State of Hawaii Airport System Revenue, Series A, AMT
4,000,000	5.000%, 07/01/29	A1/AA-/A+	4,689,160
2,000,000	5.000%, 07/01/32	A1/AA-/A+	2,306,920

	State of Hawaii Airport System Revenue, Series B
2,000,000	5.000%, 07/01/25	A1/AA-/A+	2,325,340

	State of Hawaii Department of Transportation Airports Division Lease Revenue COP AMT
550,000	5.000%, 08/01/19	A2/A+/A	559,581
1,060,000	5.000%, 08/01/21 AGM Insured	A2/AA/A	1,135,069
800,000	5.000%, 08/01/21	A2/A+/A	855,408
360,000	5.000%, 08/01/23	A2/A+/A	399,683

	Total Airport		46,169,809

	Education (4.2%):

	University of Hawaii, Revenue Refunding, Medical School, Series E
500,000	5.000%, 10/01/21	Aa2/NR/AA	540,685
1,565,000	5.000%, 10/01/25	Aa2/NR/AA	1,833,930
4,635,000	5.000%, 10/01/29	Aa2/NR/AA	5,428,280
3,825,000	5.000%, 10/01/31	Aa2/NR/AA	4,430,153

	University of Hawaii, Series A-2
1,000,000	4.000%, 10/01/19	Aa2/NR/AA	1,016,250

	University of Hawaii, Series B
1,055,000	4.000%, 10/01/23	Aa2/NR/AA	1,145,540
1,250,000	4.000%, 10/01/24	Aa2/NR/AA	1,373,600
1,050,000	5.000%, 10/01/25	Aa2/NR/AA	1,230,432
1,045,000	5.000%, 10/01/26	Aa2/NR/AA	1,223,862

	University of Hawaii, Series F
1,595,000	5.000%, 10/01/25	Aa2/NR/AA	1,869,085
1,335,000	5.000%, 10/01/29	Aa2/NR/AA	1,576,101
2,080,000	5.000%, 10/01/30	Aa2/NR/AA	2,443,230
2,690,000	5.000%, 10/01/31	Aa2/NR/AA	3,143,803

	Total Education		27,254,951

	Housing (1.9%):

	State of Hawaii Housing Finance and Development Corp., Hale Kewalo Apartments, Series A
10,000,000	1.900%, 01/01/21 GNMA/FHA Insured	NR/AA+/NR	9,956,100

	State of Hawaii Housing Finance and Development Corp., Iwilei Apartments, Series A
1,825,000	3.750%, 01/01/31 FHLMC Insured Liquidity Agreement	NR/AA+/NR	1,854,310

	State of Hawaii Housing Finance and Development Corp., Kuhio Park Terrace, Series A
185,000	3.850%, 10/01/21 FHLMC Insured Liquidity Agreement	NR/AA+/NR	191,767

	State of Hawaii Housing Finance and Development Corp. Single Family Mortgage, Series B
510,000	4.500%, 01/01/26 GNMA/ FNMA/ FHLMC Insured	Aaa/AA+/AAA	522,602

	Total Housing		12,524,779

	Medical (7.5%):

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health) Series A
940,000	5.000%, 07/01/19	A1/NR/AA-	954,316
695,000	5.000%, 07/01/20	A1/NR/AA-	726,178
750,000	5.000%, 07/01/21	A1/NR/AA-	805,238
1,000,000	5.000%, 07/01/24	A1/NR/AA-	1,121,480
685,000	5.000%, 07/01/25	A1/NR/AA-	765,720
1,355,000	5.000%, 07/01/27	A1/NR/AA-	1,500,595

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health) Series B
420,000	5.000%, 07/01/20	A1/NR/AA-	438,841

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Queens Health System) Series A
2,025,000	5.000%, 07/01/20	A1/AA-/NR	2,115,842
1,295,000	5.000%, 07/01/21	A1/AA-/NR	1,388,085
1,500,000	5.000%, 07/01/22	A1/AA-/NR	1,644,765
1,070,000	5.000%, 07/01/23	A1/AA-/NR	1,198,026
4,655,000	5.000%, 07/01/24	A1/AA-/NR	5,305,397
3,120,000	5.000%, 07/01/25	A1/AA-/NR	3,611,244
1,715,000	5.000%, 07/01/26	A1/AA-/NR	1,974,994
2,000,000	5.000%, 07/01/27	A1/AA-/NR	2,292,860
850,000	5.000%, 07/01/28	A1/AA-/NR	970,088
15,395,000	5.000%, 07/01/35	A1/AA-/NR	17,122,781

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Senior Living Revenue, Kahala Nui)
1,000,000	5.000%, 11/15/21	NR/NR/A-	1,088,700
3,575,000	5.125%, 11/15/32	NR/NR/A-	3,909,048

	Total Medical		48,934,198

	Other (1.1%):

	Hawaii State Department of Hawaiian Home Lands, Series 2017
925,000	5.000%, 04/01/22	Aa3/NR/NR	1,012,949
600,000	5.000%, 04/01/23	Aa3/NR/NR	671,838
500,000	5.000%, 04/01/24	Aa3/NR/NR	571,635
850,000	5.000%, 04/01/26	Aa3/NR/NR	999,209
905,000	5.000%, 04/01/29	Aa3/NR/NR	1,058,624
785,000	5.000%, 04/01/30	Aa3/NR/NR	913,834

	Hawaii State Department of Hawaiian Home Lands, COP (Kapolei Office Facility), 2017 Series A
320,000	5.000%, 11/01/24	Aa2/NR/NR	369,885
1,115,000	5.000%, 11/01/27	Aa2/NR/NR	1,336,506

	Total Other		6,934,480

	Transportation (7.7%):

	State of Hawaii Harbor System, Series A
16,500,000	5.750%, 07/01/35	A1/AA-/AA-	17,376,480
6,025,000	5.625%, 07/01/40	A1/AA-/AA-	6,328,540

	State of Hawaii Highway Revenue, Series A
500,000	5.000%, 01/01/24	Aa2/AA+/AA	569,175
1,555,000	5.000%, 01/01/25	Aa2/AA+/AA	1,792,215
285,000	5.000%, 01/01/26	Aa2/AA+/AA	327,200
5,000,000	5.000%, 01/01/27	Aa2/AA+/AA	5,939,600
5,000,000	5.000%, 01/01/30	Aa2/AA+/AA	5,856,900
4,750,000	4.000%, 01/01/31	Aa2/AA+/AA	5,099,695
3,040,000	5.000%, 01/01/32	Aa2/AA+/AA	3,275,296

	State of Hawaii Highway Revenue, Series B
2,000,000	5.000%, 01/01/25	Aa2/AA+/AA	2,317,760
1,315,000	5.000%, 01/01/27	Aa2/AA+/AA	1,562,115

	Total Transportation		50,444,976

	Utility (2.6%):

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series A, AMT
12,100,000	3.100%, 05/01/26	Baa2/NR/A-	11,919,952

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series B, AMT
3,750,000	4.000%, 03/01/37	Baa2/NR/A-	3,725,888

	State of Hawaii, Department of Business, Economic Development and Tourism Green Energy Market Securitization Bonds, Series A (Federally Taxable)
1,727,502	1.467%, 07/01/22	Aaa/AAA/AAA	1,711,229

	Total Utility		17,357,069

	Water & Sewer (11.6%):

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series A
265,000	5.000%, 07/01/21	Aa2/NR/AA+	285,190
1,000,000	5.000%, 07/01/23	Aa2/NR/AA+	1,128,340
1,030,000	5.000%, 07/01/24	Aa2/NR/AA+	1,185,973
1,795,000	5.000%, 07/01/26	Aa2/NR/AA+	2,051,775
875,000	5.000%, 07/01/27	Aa2/NR/AA+	997,736
1,750,000	5.000%, 07/01/28	Aa2/NR/AA+	1,992,568

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Refunding Series A
4,795,000	4.500%, 07/01/29	Aa2/NR/AA+	5,150,597
4,955,000	4.500%, 07/01/30	Aa2/NR/AA+	5,315,575
5,020,000	5.000%, 07/01/31	Aa2/NR/AA+	5,490,274
3,040,000	5.000%, 07/01/32	Aa2/NR/AA+	3,321,565
3,495,000	5.000%, 07/01/33	Aa2/NR/AA+	3,812,556

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2009 A, Unrefunded balance
530,000	5.000%, 07/01/21	Aa2/NR/AA	538,337

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2012 B
2,500,000	5.000%, 07/01/22	Aa2/NR/AA	2,759,925
2,000,000	4.000%, 07/01/28	Aa2/NR/AA	2,104,580
3,000,000	4.000%, 07/01/30	Aa2/NR/AA	3,139,440

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2015 B
1,000,000	5.000%, 07/01/22	Aa2/NR/AA	1,103,970
2,060,000	5.000%, 07/01/23	Aa2/NR/AA	2,325,328
2,000,000	5.000%, 07/01/24	Aa2/NR/AA	2,302,860
2,075,000	5.000%, 07/01/25	Aa2/NR/AA	2,435,801
2,000,000	5.000%, 07/01/30	Aa2/NR/AA	2,301,900
2,000,000	5.000%, 07/01/31	Aa2/NR/AA	2,291,560

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2016A
3,000,000	5.000%, 07/01/34	Aa2/NR/AA	3,445,590

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2018A
6,000,000	5.000%, 07/01/36	Aa2/NR/AA	6,970,620

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2010 A
7,400,000	4.500%, 07/01/27	Aa3/NR/AA-	7,643,312

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2015 A
850,000	5.000%, 07/01/21	Aa3/NR/AA-	914,762
4,000,000	5.000%, 07/01/25	Aa3/NR/AA-	4,679,640

	Total Water & Sewer		75,689,774

	Total Revenue Bonds		285,310,036

	Pre-Refunded\ Escrowed to Maturity Bonds (21.8%)††

	Pre-Refunded\ Escrowed to Maturity General Obligation Bonds (15.2%)

	City & County (8.6%):

	City and County of Honolulu, Hawaii, Refunding, Series B, Prerefunded to 12/01/20 @100
5,000,000	5.000%, 12/01/30	Aa1/NR/AA+	5,301,100
3,000,000	5.000%, 12/01/33	Aa1/NR/AA+	3,180,660
5,000,000	4.750%, 12/01/35	Aa1/NR/AA+	5,277,750

	City and County of Honolulu, Hawaii, Series A, Prerefunded to 11/01/22 @100
2,000,000	5.000%, 11/01/26	Aa1/NR/AA+	2,228,580
5,000,000	5.000%, 11/01/27	Aa1/NR/AA+	5,571,450
5,000,000	5.000%, 11/01/31	Aa1/NR/AA+	5,571,450
5,000,000	5.000%, 11/01/32	Aa1/NR/AA+	5,571,450

	City and County of Honolulu, Hawaii, Series D, Prerefunded to 09/01/19 @100
8,585,000	5.250%, 09/01/30	Aa1/NR/AA+	8,784,344
9,105,000	5.250%, 09/01/31	Aa1/NR/AA+	9,316,418

	County of Hawaii, Series A, Prerefunded to 09/01/22 @100
1,500,000	5.000%, 09/01/30	Aa2/AA-/AA+	1,664,790

	County of Hawaii, 2013-Series A, Prerefunded to 09/01/22 @100
500,000	5.000%, 09/01/23	Aa2/AA-/AA+	554,930
1,000,000	5.000%, 09/01/25	Aa2/AA-/AA+	1,109,860
1,000,000	5.000%, 09/01/27	Aa2/AA-/AA+	1,109,860
1,000,000	5.000%, 09/01/28	Aa2/AA-/AA+	1,109,860

	Total City & County		56,352,502

	State (6.6%):

	Guam Government, Series A, Prerefunded to 11/15/19 @100
5,000,000	6.750%, 11/15/29	NR/NR/NR*	5,216,600

	State of Hawaii, Series DQ, Prerefunded to 06/01/19 @100
600,000	5.000%, 06/01/25	NR/NR/NR*	607,914

	State of Hawaii, Series DZ, ETM
15,000	5.000%, 12/01/19	NR/NR/NR*	15,433

	State of Hawaii, Series DZ, Prerefunded to 12/01/21 @100
3,710,000	5.000%, 12/01/26	NR/NR/NR*	4,037,445
3,580,000	5.000%, 12/01/26	NR/NR/NR*	3,880,076
1,305,000	5.000%, 12/01/26	Aa1/AA+/AA	1,422,124
3,240,000	5.000%, 12/01/28	NR/NR/NR*	3,525,962
945,000	5.000%, 12/01/28	Aa1/AA+/AA	1,029,814
8,845,000	5.000%, 12/01/29	NR/NR/NR*	9,625,660
1,735,000	5.000%, 12/01/29	Aa1/AA+/AA	1,890,716
4,220,000	5.000%, 12/01/30	NR/NR/NR*	4,592,457
2,315,000	5.000%, 12/01/30	Aa1/AA+/AA	2,522,771

	State of Hawaii, Series EE, Prerefunded to 11/01/22 @100
80,000	5.000%, 11/01/24	Aa1/AA+/NR	89,143
45,000	5.000%, 11/01/24	NR/NR/NR*	50,143
2,385,000	5.000%, 11/01/25	NR/NR/NR*	2,657,582
70,000	5.000%, 11/01/27	NR/NR/NR*	78,000
220,000	5.000%, 11/01/27	Aa1/AA+/NR	245,144

	State of Hawaii, Series EH, Prerefunded to 08/01/23 @100
1,800,000	5.000%, 08/01/27	Aa1/AA+/AA	2,039,292

	State of Hawaii, Series EH, ETM
5,000	5.000%, 08/01/21	NR/NR/NR*	5,392

	Total State		43,531,668

	Total Pre-Refunded\ Escrowed to Maturity General Obligation Bonds		99,884,170

	Pre-Refunded Revenue Bonds (6.6%)

	Education (0.4%):

	University of Hawaii, Series A, Prerefunded 10/01/19 @100
2,725,000	5.250%, 10/01/34	Aa2/NR/AA	2,795,768

	Transportation (3.0%):

	State of Hawaii Highway Revenue, Prerefunded 01/01/019 @100
4,000,000	6.000%, 01/01/23	Aa2/AA+/AA	4,000,000

	State of Hawaii Highway Revenue, Series A, Prerefunded to 01/01/22 @100
6,000,000	5.000%, 01/01/28	Aa2/AA+/AA	6,551,760
4,100,000	5.000%, 01/01/29	Aa2/AA+/AA	4,477,036
3,980,000	5.000%, 01/01/30	Aa2/AA+/AA	4,346,001

	Total Transportation		19,374,797

	Water & Sewer (3.2%):

	City and County of Honolulu, Hawaii, Wastewater System, Prerefunded to 07/01/21 @100
5,360,000	4.500%, 07/01/28	Aa2/NR/AA	5,710,115
4,480,000	4.500%, 07/01/30	Aa2/NR/AA	4,772,634
1,000,000	4.000%, 07/01/31	Aa2/NR/AA	1,053,180
2,000,000	5.250%, 07/01/36	Aa2/NR/AA	2,167,060

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2009 A, Prerefunded to 07/01/19 @100
555,000	5.000%, 07/01/20	NR/NR/NR*	564,063

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2012 A, Prerefunded to 07/01/22 @100
1,000,000	5.000%, 07/01/30	Aa2/NR/AA	1,105,400
1,000,000	5.000%, 07/01/31	Aa2/NR/AA	1,105,400
1,500,000	5.000%, 07/01/32	Aa2/NR/AA	1,658,100
2,500,000	5.000%, 07/01/42	Aa2/NR/AA	2,763,500

	Total Water & Sewer		20,899,452

	Total Pre-Refunded Revenue Bonds		43,070,017

	Total Pre-Refunded\ Escrowed to Maturity Bonds		142,954,187

	Total Municipal Bonds (cost $634,186,418)		643,980,439

Shares	Short-Term Investment (0.3%)
1,796,640	Dreyfus Government Cash Management, Institutional Shares, 2.29%**(cost $1,796,640)	Aaa-mf/AAAm/NR	1,796,640

	Total Investments (cost $635,983,058-note b)	98.7%	645,777,079
	Other assets less liabilities	1.3	8,556,690
	Net Assets	100.0%	$654,333,769

Percent of
Portfolio Distribution By Quality Rating	Investments †
Aaa and Aaa-mf of Moody's or AAA and AAAm of S&P or Fitch	0.6%
Prerefunded bonds\ ETM bonds ††	22.2
Aa of Moody's or AA of S&P or Fitch	56.4
A of Moody's or Fitch	18.4
Baa of Moody's	2.4
100.0%

PORTFOLIO ABBREVIATIONS:
AMT	Alternative Minimum Tax
COP	Certificates of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FHA	Federal Housing Association
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
NPFG	National Public Finance Guarantee
NR	Not Rated
SIFMA	Securities Industry and Financial Markets Association

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

** The rate is an annualized seven-day yield at period end.

† Calculated using the Moody's rating unless otherwise noted.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

See accompanying notes to financial statements.

Hawaiian Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS
December 31, 2018
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $635,983,058 amounted to $9,794,021 which consisted of aggregate gross unrealized appreciation of $11,883,077 and aggregate gross unrealized depreciation of $2,089,056.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2018:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$1,796,640
Level 2 – Other Significant Observable Inputs- Municipal Bonds	643,980,439
Level 3 – Significant Unobservable Inputs	—
Total	$645,777,079

 +See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a) The Trust's chief financial and executive officers have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Trust's chief financial and executive officers are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
February 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
February 21, 2019

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
February 21, 2019